UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22815

Excelsior Private Markets Fund III (TE), LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

James D. Bowden

Merrill Lynch Alternative Investments LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund III (TE), LLC

Consolidated Financial Statements

For the Period October 25, 2013 (Commencement of Operations)

through March 31, 2014

Excelsior Private Markets Fund III (TE), LLC

For the Period October 25, 2013 (Commencement of Operations)

through March 31, 2014

Excelsior Private Markets Fund III (TE), LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets
March 31, 2014

Assets

Investment in the Company, at fair value	$4,324,696
Cash and cash equivalents	1,242,054
Prepaid offering expense	6,574
Prepaid insurance	221

Total Assets	$5,573,545

Liabilities

Capital contributions payable to the Company	$61,427
Management fee payable	8,219
Administration service fees payable	6,500
Audit fee payable	4,456
Other payables	1,656

Total Liabilities	82,258

Members’ Equity - Net Assets	$5,491,287

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$4,970,151
Accumulated net investment loss	(291,742)
Accumulated net unrealized appreciation on investments	812,878

Total Members' Equity - Net Assets	$5,491,287

Units of Membership Interests outstanding (unlimited units authorized)	4,605.24
Net Asset Value Per Unit	$1,192.40

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

1

Excelsior Private Markets Fund III (TE), LLC
Consolidated Statement of Operations
For the Period October 25, 2013 (Commencement of Operations)
through March 31, 2014

Net Investment Loss Allocated from the Company

Interest income	$3
Expenses	(215,800)

Total Net Investment Loss Allocated from the Company	(215,797)

Fund Income:

Interest income	978

Fund Expenses:

Organizational expenses	38,747
Administration service fees	13,000
Management fee	11,322
Offering expenses	4,626
Audit fees	4,455
Other fees	4,773

Total Fund Expenses	76,923

Net Investment Loss	(291,742)

Net Change in Unrealized Gain on Investment in the Company (Note 2)

Net change in unrealized appreciation on investment	812,878

Net Change in Unrealized Gain on Investment in the Company	812,878

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$521,136

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

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Excelsior Private Markets Fund III (TE), LLC
Consolidated Statement of Changes in Members’ Equity – Net Assets
For the Period October 25, 2013 (Commencement of Operations)
through March 31, 2014

	Members	Investment Adviser (Note 3)	Total
Members' committed capital	$32,803,000	$331,343	$33,134,343

Members' capital at October 25, 2013	$-	$-	$-
Capital contributions	4,920,450	49,701	4,970,151
Net investment loss	(288,825)	(2,917)	(291,742)
Net change in unrealized appreciation on investment in the Company	804,749	8,129	812,878
Members' capital at March 31, 2014	$5,436,374	$54,913	$5,491,287

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

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Excelsior Private Markets Fund III (TE), LLC
Consolidated Statement of Cash Flows
For the Period October 25, 2013 (Commencement of Operations)
through March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$521,136
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(3,666,188)
Change in fair value of investment in the Company	(597,081)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid offering expense	(6,574)
(Increase) decrease in prepaid insurance	(221)
Increase (decrease) in management fee payable	8,219
Increase (decrease) in administration service fee payable	6,500
Increase (decrease) in audit fee payable	4,456
Increase (decrease) in other payables	1,656

Net cash used in operating activities	(3,728,097)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	4,970,151

Net cash provided by financing activities	4,970,151

Net change in cash and cash equivalents	1,242,054
Cash and cash equivalents at beginning of year	-

Cash and cash equivalents at end of year	$1,242,054

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

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Excelsior Private Markets Fund III (TE), LLC
Financial Highlights

Period from October 25, 2013 (Commencement of Operations) through March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(259.04)
Net realized and change in unrealized gain on investments	451.44
Net increase in net assets resulting from operations after incentive carried interest	192.40

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$1,192.40
TOTAL NET ASSET VALUE RETURN (1), (3), (4)	10.33%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$5,491
Ratios to Average Members' Equity - Net Assets: (4), (5), (6)
Expenses excluding incentive carried interest	60.40%
Net change in incentive carried interest	-
Expenses including incentive carried interest	60.40%
Net investment loss excluding incentive carried interest	(60.32%)

INTERNAL RATES OF RETURN:
Internal Rate of Return before and after incentive carried interest, including expenses (7)	146.08%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2014, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $1,098.54
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the TE Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period as it more appropriately reflects the return of the TE Fund taken as a whole. As a result, an individual member's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Company.
(6)	Annualized (except for organizational expenses, legal fees, and audit expenses).
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before and after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. For the period ended March 31, 2014, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

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Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

1. Organization

Excelsior Private Markets Fund III (TE), LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on March 18, 2013. The TE Fund commenced operations on October 25, 2013. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by majority interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in Excelsior Private Markets Fund III (Master), LLC (the "Company"), through its consolidated subsidiary, Excelsior Private Markets Fund III (Offshore), LDC, a Cayman Islands limited duration company (the "Offshore Fund"). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds"). Neither the Company, the TE Fund, nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members' contributed capital owned by the TE Fund at March 31, 2014 was approximately 46.19%.

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), served as investment adviser of the Company and provided management services to the TE Fund. Its principal office was located at 100 Federal Street, Boston, MA 02110. BACA was controlled by Bank of America, a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. BACA was responsible for identifying, evaluating, structuring, monitoring and disposing of the Company’s investments.

Effective December 31, 2013, BACA reorganized into its affiliate, Merrill Lynch Alternative Investments LLC (“MLAI” or the “Investment Adviser”) (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the Investment Adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013. The personnel of MLAI who provide services to the Company are the same personnel who previously provided such services to the Company on behalf of BACA.

6

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

The Board has overall responsibility to manage and supervise the operation of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged the Investment Adviser to manage the day-to-day operations of the TE Fund.

2. Significant Accounting Policies and Recent Accounting Pronouncements

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its financial statements.

At March 31, 2014, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 100%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 change the approach in determining whether an entity is an investment company and provides comprehensive implementation guidance for that assessment. Under ASU 2013-08, entities regulated under the Investment Company Act of 1940 will automatically qualify as investment companies while unregistered entities are required to have certain fundamental characteristics and should consider other typical characteristics to qualify as an investment company. ASU 2013-08 also includes certain disclosure requirements for investment companies. The guidance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Investment Adviser is currently assessing the impact that the adoption of the ASU 2013-08 will have on the TE Fund’s financial statement disclosures.

C. Valuation of Investments

The TE Fund records its investment in the Company at fair value. The net asset value of the TE Fund is determined by the Investment Adviser as of the last business day of each quarter after the Company has received reports from the Portfolio Funds related to that quarter and at such other times as deemed appropriate by the valuation committee of the Board on the advice of the Investment Adviser, as valuation agent, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Investment Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board. The value of the TE Fund's investment in the Company reflects the TE Fund's proportionate interest in the total members’ contributed capital of the Company at March 31, 2014. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

7

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At March 31, 2014 the TE Fund did not hold any cash equivalents. UMB Bank N.A. serves as the Company’s custodian.

E. Offering Costs

Offering Costs are costs incidental to the issuing and marketing of interests in a company and are non-recurring in nature. As the Company has a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of March 31, 2014, offering costs of $4,626 are included in the Statement of Operations.

F. Organization Fees

The Company incurred and expensed $38,747 in organizational expenses for the period from October 25, 2014 (commencement of operations) to March 31, 2014.

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

H. Investment Gains and Losses

The TE Fund records its share of the Company's investment income, expenses, and realized and unrealized gains and losses in proportion to the TE Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to this report.

I. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these consolidated financial statements. The TE Fund has a tax year end of December 31.

The Offshore Fund is a Cayman Islands limited duration company and is treated as a Delaware corporation for tax reporting.  The Offshore Fund has a tax year end of December 31.

8

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes. The cost of the TE Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. Based on the amounts reported to the TE Fund on Schedule K-1 (where available) as of December 31, 2013, and after adjustment for purchases and sales between December 31, 2013 and March 31, 2014, the estimated cost of the TE Fund’s investment in the Company at March 31, 2014, for federal income tax purposes aggregated $3,727,614. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund's investment in the Company was estimated to be $597,083.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2013, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2013 forward (with limited exceptions). FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the TE Fund’s tax positions for the open tax year and has concluded that no provision for taxes is required in the TE Fund’s financial statements. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2014, the TE Fund did not incur any interest or penalties.

J. Contribution Policy

Capital contributions shall be credited to Members’ capital accounts and units shall be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the period from October 25, 2013 (commencement of operations) through March 31, 2014, the TE Fund issued 4,605.24 units.

K. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the TE Fund’s limited liability company agreement. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund (including the Investment Adviser) until they have received a 125% return of all drawn commitments; and

9

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

(b) Then, a 95% - 5% split between Members (including the Investment Adviser) and the Investment Adviser, respectively. The Investment Adviser will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

L. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

M. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company's expenses incurred in the course of business, not otherwise borne by the Investment Adviser, including, but not limited to, all Advisory Fees and incentive carried interest payable to the Investment Adviser; accounting, audit and tax preparation fees and expenses; administrative expenses and fees; legal fees and expenses; custody and escrow fees and expenses; the costs of any errors and omissions/directors and officers liability insurance policy and a fidelity bond; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; expenses (including financing, due diligence, travel and other costs) related to the holding, monitoring, follow-on investments and disposition of the Portfolio Funds; interest expenses; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. The TE Fund will also indirectly bear, through its investment in the Company, the management fees of the Portfolio Funds, as well as carried interest allocations in such Portfolio Funds; the expenses of the Portfolio Funds, including without limitation, investment-related expenses, non-investment related interest expense, administrative expenses and fees and disbursements of attorneys and accountants engaged on behalf of the Portfolio Funds and other ordinary and extraordinary expenses. These expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Consolidated Statement of Operations of the TE Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the TE Fund.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains and losses on investments on the accompanying consolidated Statement of Operations.

N. Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Investment Adviser until 125% of all drawn capital commitments are returned to Members (including the Investment Adviser). After a 125% return of all drawn commitments has been made, all future distributions will be split 95% to Members (including the Investment Adviser) pro rata in accordance with their respective capital contributions and 5% to the Investment Adviser. The Investment Adviser will not collect any of the Incentive Carried Interest that it may have earned until after the fourth anniversary of the Final Closing (the anticipated timeframe in which all, or substantially all, of the commitments that the TE Fund intends to invest will have been drawn). Incentive Carried Interest is accrued based on the net asset value of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Investment Adviser in the period in which it occurs.

10

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

3.  Advisory Fee, Management Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Investment Adviser provides certain management and administrative services to the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Investment Adviser, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. The Advisory Fee will not exceed 1.0% of total commitments from Members. For the period October 25, 2013 (commencement of operations) to March 31, 2014, the Company incurred Advisory Fees totaling $48,715, of which $22,503 was allocated to the TE Fund.

In consideration for the services provided under the Management Agreement, the TE Fund pays the Investment Adviser a management fee (the "Management Fee") quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TE Fund (based on the TE Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. The Management Fee will not exceed 0.50% of total commitments from Members. For the period from October 25, 2013 (commencement of operations) to March 31, 2014, the TE Fund incurred Management Fees totaling $11,322.

Certain general and administrative expenses, such as occupancy and personnel costs are borne by Bank of America or other affiliates and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), formerly known as J.D. Clark & Company, a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $6,500 per calendar quarter. For the period from October 25, 2013 (commencement of operations) to March 31, 2014, the TE Fund incurred administration fees totaling $13,000.

11

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

The Board is made up of five managers, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services. For the year ended March 31, 2014, the Company incurred $150,000 in Board of Managers fees, of which $69,290 was allocated to the TE Fund.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of March 31, 2014, three Members had ownership of approximately 9.05%, 6.34%, and 6.04% of the TE Fund’s total commitments and are deemed “affiliated members” (the “Affiliated Members”). The affiliation between the Affiliated Members and the TE Fund is based solely on the commitments made and percentage ownership.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

4.  Capital Commitments from Members

At March 31, 2014, capital commitments from Members totaled $33,134,343. Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $4,970,151, which represents approximately 15% of committed capital at March 31, 2014.

5.  Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.K.

6.  Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

12

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

7.  Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the TE Fund, through its investment in the Company, may be subject indirectly to such risks through the Company’s investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

13

Excelsior Private Markets Fund III (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2014

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

8. Subsequent Events

On April 1, 2014, there were subsequent closings for $1,111,111 in partners' commitments. For investors that participated in the April 1, 2014 closing, a capital call of 15% of capital commitments was made on May 13, 2014.

The TE Fund has evaluated all events subsequent to the balance sheet date of March 31, 2014, through the date these financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

14

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Excelsior Private Markets Fund III (TE), LLC:

In our opinion, the accompanying consolidated statement of assets, liabilities and members’ equity – net assets, and the related consolidated statements of operations and of changes in members’ equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Private Markets Fund III (TE), LLC and its subsidiary (the "TE Fund") at March 31, 2014, the results of its operations and its cash flows, the changes in its members’ equity - net assets and the financial highlights for the period October 25, 2013 (commencement of operations) through March 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the TE Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2014 by correspondence with the underlying portfolio funds, provides a reasonable basis for our opinion.

May 30, 2014

15

Excelsior Private Markets Fund III (TE), LLC
Supplemental Proxy Information (Unaudited)
March 31, 2014

Proxy Voting and Form N-Q

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the year ended March 31, 2014.

The TE Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TE Fund’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the TE Fund toll-free at 866-637-2587.

16

Excelsior Private Markets Fund III (TE), LLC
Board of Managers of the Company (Unaudited)
March 31, 2014

Information pertaining to the Board of Managers of the Company is set forth below.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager
Disinterested Managers

Alan Brott c/o Excelsior Private Markets Fund III (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009	Consultant (since 10/91); Associate Professor, Columbia University (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (Master), LLC and Excelsior Private Markets Fund III (TI), LLC. He is also a director of Grosvenor RegisteredMulti-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, and Grosvenor Registered Multi-Strategy Fund (W), LLC, and a director of Stone Harbor Investment Funds (5 funds), Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.	7

John C. Hover II c/o Excelsior Private Markets Fund III (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi- Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (Master), LLC and Excelsior Private Markets Fund III (TI), LLC, and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.	8

Victor F. Imbimbo, Jr. c/o Excelsior Private Markets Fund III (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000	President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi- Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (Master), LLC and Excelsior Private Markets Fund III (TI), LLC, and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.	8

17

Excelsior Private Markets Fund III (TE), LLC
Board of Managers of the Company (Unaudited)
March 31, 2014

Information pertaining to the Board of Managers of the Company is set forth below.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager
Disinterested Managers

Stephen V. Murphy c/o Excelsior Private Markets Fund III (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bowne & Co., Inc. (1/06 to 11/10).	8

Thomas G. Yellin c/o Excelsior Private Markets Fund III (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC New s (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (Master), LLC and Excelsior Private Markets Fund III (TI), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, and Grosvenor Registered Multi-Strategy Fund (W), LLC.	7

18

Excelsior Private Markets Fund III (TE), LLC
Officers of the Company (Unaudited)
March 31, 2014

Information pertaining to the Officers of the Company is set forth below.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager
Officers who are not Managers

James D. Bow den Merrill Lynch Alternative Investments, LLC 100 Federal Street Boston, MA 02110 (Born 1953)	Chief Executive Officer and President	Term — Indefinite; Length — since inception	Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments, LLC (12/13 to present); Executive Vice President, Bank of America Capital Advisors, LLC (1998 to 12/13).	N/A

Steven L. Suss Merrill Lynch Alternative Investments, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term — Indefinite; Length — since inception	Managing Director, Bank of America (7/07 to present); Manager and Vice President, Merrill Lynch Alternative Investments, LLC (05/12 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to 12/13); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.	N/A

Mathew J. Ahern Merrill Lynch Alternative Investments, LLC 100 Federal Street Boston, MA 02110 (Born 1967)	Senior Vice President	Term — Indefinite; Length — since inception	Senior Vice President and Director, Bank of America; Vice President, Merrill Lynch Alternative Investments, LLC (12/13 to present); Senior Vice President, Bank of America Capital Advisors, LLC (12/02 to 12/13).	N/A

Marina Belaya 758 State Route 15 South, Lake Hopatcong, NJ 07849 (Born 1967)	Secretary	Term — Indefinite; Length — since inception	Assistant General Counsel, Bank of America (7/07 to present).	N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term — Indefinite; Length — since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present).	N/A

All Officers of the Company are employees and/or officers of the Investment Adviser. Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

19

Excelsior Private Markets Fund III (Master), LLC

Financial Statements

For the Period October 25, 2013 (Commencement of Operations)

through March 31, 2014

Excelsior Private Markets Fund III (Master), LLC

For the Period October 25, 2013 (Commencement of Operations)

through March 31, 2014

Excelsior Private Markets Fund III (Master), LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

March 31, 2014

Assets

Investments, at fair value (cost $5,248,746)	$7,008,467
Cash and cash equivalents	2,206,763
Investments made in advance	130,334
Capital contributions receivable	162,446
Other receivables	16,835
Prepaid offering expense	12,992
Prepaid legal fees	9,889

Total Assets	$9,547,726

Liabilities

Board of Managers' fees payable	$50,000
Advisory fee payable	35,585
Legal fees payable	31,496
Due to portfolio fund	26,700
Audit fee payable	24,270
Administration service fee payable	16,250
Other payables	1,314

Total Liabilities	185,615

Members’ Equity - Net Assets	$9,362,111

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$8,069,546
Accumulated net investment loss	(467,156)
Accumulated net unrealized appreciation on investments	1,759,721

Total Members' Equity - Net Assets	$9,362,111

Units of Membership Interests outstanding (unlimited units authorized)	6,732.89
Net Asset Value Per Unit	$1,390.50

The accompanying notes are an integral part of these financial statements.

1

Excelsior Private Markets Fund III (Master), LLC

Schedule of Investments

March 31, 2014

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth(42.25%)
Fenway Partners Capital Fund II, L.P.	Secondary	3/2014	North America	817,795
Levine Leichtman Capital Partners II, L.P.	Secondary	3/2014	North America	1,195,836
McCown De Leeuw & Co. IV, L.P.	Secondary	3/2014	North America	14,333
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013	North America	1,914,702
Quad-C partners V, L.P.	Secondary	3/2014	North America	13,160
				3,955,826
Special Situations (30.06%)
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	-	North America	-
OCM Opportunities Fund II, L.P.	Secondary	3/2014	North America	6,991
Questor Partners Fund II, L.P.	Secondary	3/2014	North America	1,420,321
Walton Street Real Estate Fund VII, L.P.	Primary	3/2014	North America	1,386,627
				2,813,939
Venture Capital (2.55%)
Lightspeed Venture Partners Select, L.P.	Primary	3/2014	North America	238,702
Lightspeed Venture Partners X, L.P.	Primary	-	North America	-
				238,702

Total Investments in Portfolio Funds (cost $5,248,746) (74.86%)				7,008,467
Other Assets & Liabilities (Net) (25.14%)				2,353,644
Members' Equity - Net Assets (100.00%)				$9,362,111

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at March 31, 2014 aggregated $5,248,746. Total fair value of illiquid and restricted securities at March 31, 2014 was $7,008,467 or 74.86% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at March 31, 2014, for federal income tax purposes aggregated $5,248,746. The net unrealized appreciation for federal income tax purposes was estimated to be $1,759,721. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $1,795,488 and $35,767, respectively.
(E)	All percentages are calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Private Markets Fund III (Master), LLC

Statement of Operations

For the Period October 25, 2013 (Commencement of Operations)

through March 31, 2014

Investment Income:

Interest income	$7

Total Investment Income	7

Operating Expenses:

Organizational expenses	177,652
Board of Managers' fees	150,000
Advisory fee	48,715
Administration service fees	32,500
Audit fees	24,270
Legal fees	20,363
Offering expenses	9,280
Other fees	4,383

Total Operating Expenses	467,163

Net Investment Loss	(467,156)

Net Change in Unrealized Gain on Investments (Note 2)
Net change in unrealized appreciation on investments	1,759,721

Net Change in Unrealized Gain on Investments	1,759,721

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$1,292,565

The accompanying notes are an integral part of these financial statements.

3

Excelsior Private Markets Fund III (Master), LLC

Statement of Changes in Members’ Equity – Net Assets

For the Period October 25, 2013 (Commencement of Operations) through March 31, 2014

Total Members
Members' committed capital	$71,729,292

Members' capital at October 25, 2013	$-
Capital contributions	8,069,546
Net investment loss	(467,156)
Net change in unrealized appreciation on investments	1,759,721
Members' capital at March 31, 2014	$9,362,111

The accompanying notes are an integral part of these financial statements.

4

Excelsior Private Markets Fund III (Master), LLC

Statement of Cash Flows

For the Period October 25, 2013 (Commencement of Operations)

through March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$1,292,565
Contributions to investments in Portfolio Funds	(6,037,942)
Distributions received from investments in Portfolio Funds	789,196
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Change in net unrealized (appreciation) depreciation on investments	(1,759,721)
Changes in assets and liabilities related to operations
(Increase) decrease in investments made in advance	(130,334)
(Increase) decrease in other receivables	(16,835)
(Increase) decrease in prepaid offering expense	(12,992)
(Increase) decrease in prepaid legal fees	(9,889)
Increase (decrease) in board of managers' fees payable	50,000
Increase (decrease) in advisory fee payable	35,585
Increase (decrease) in legal fees payable	31,496
Increase (decrease) in due to portfolio fund	26,700
Increase (decrease) in audit fee payable	24,270
Increase (decrease) in administration service fees payable	16,250
Increase (decrease) in other payables	1,314

Net cash provided by (used in) operating activities	(5,700,337)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	7,907,100

Net cash provided by/(used in) financing activities	7,907,100

Net change in cash and cash equivalents	2,206,763
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$2,206,763

 The accompanying notes are an integral part of these financial statements.

5

Excelsior Private Markets Fund III (Master), LLC

Financial Highlights

Period from October 25, 2013 (Commencement of Operations) through March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(286.79)
Net realized and unrealized gain on investments	677.29
Net increase in net assets resulting from operations	390.50

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$1,390.50
TOTAL NET ASSET VALUE RETURN (1), (3), (4)	15.57%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$9,362
Ratios to Average Members' Equity - Net Assets: (4), (5), (6)
Expenses	34.19%
Net investment loss	(34.19)%
Portfolio Turnover Rate (7)	26.36%

INTERNAL RATES OF RETURN:
Internal Rate of Return, including expenses (8)	388.10%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2014, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $1,244.78.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period as it more appropriately reflects the return of the Company taken as a whole. As a result, an individual member's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	Annualized (except for organizational expenses, legal fees, and audit expenses).
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. For the period ended March 31, 2014, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

1. Organization

Excelsior Private Markets Fund III (Master), LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on March 18, 2013. The Company commenced operations on October 25, 2013. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund III (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund III (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund III (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund, and together with the TI Fund and the TE Fund, the Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders' capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), served as investment adviser of the Company. Its principal office was located at 100 Federal Street, Boston, MA 02110. BACA was controlled by Bank of America, a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. BACA was responsible for identifying, evaluating, structuring, monitoring and disposing of the Company’s investments.

7

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

Effective December 31, 2013, BACA reorganized into its affiliate, Merrill Lynch Alternative Investments LLC (“MLAI” or the “Investment Adviser”) (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the Investment Adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013. The personnel of MLAI who provide services to the Company are the same personnel who previously provided such services to the Company on behalf of BACA.

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of March 31, 2014, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 53.81% and 46.19%, respectively, with the Investment Adviser’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

2. Significant Accounting Policies and Recent Accounting Pronouncements

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 change the approach in determining whether an entity is an investment company and provides comprehensive implementation guidance for that assessment. Under ASU 2013-08, entities regulated under the Investment Company Act of 1940 will automatically qualify as investment companies while unregistered entities are required to have certain fundamental characteristics and should consider other typical characteristics to qualify as an investment company. ASU 2013-08 also includes certain disclosure requirements for investment companies. The guidance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Investment Adviser is currently assessing the impact that the adoption of the ASU 2013-08 will have on the Company’s financial statement disclosures.

8

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

C. Valuation of Investments

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Portfolio Fund will be based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under FASB Certification Topic ASC 820 (“ASC 820”) permitting the use of the “practical expedient” to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate net asset value per share or equivalent, an investor may determine fair value by using the net asset value reported to the investor by the underlying investment. According to the extent ASC 820 is applicable to a Portfolio Fund, the Investment Adviser generally will value the Company’s investment in the Portfolio Fund on a quarterly basis using the practical expedient as of each quarter end, based on the valuation provided to the Investment Adviser by the Portfolio Fund (or the manager thereof on behalf of the Portfolio Fund) in accordance with the Portfolio Fund’s, or its manager’s, as applicable, own valuation policies.

Although the Investment Adviser generally will value the Fund’s investments in Portfolio Funds using the practical expedient as described above, there may be situations where the Investment Adviser is either unable to utilize the practical expedient, for example because a Portfolio Fund does not report a quarter end value on a timely basis, or where the Investment Adviser determines that the use of the practical expedient is not appropriate as it will not result in a price that represents the current value of the Portfolio Fund. In such circumstances, the Investment Adviser will initiate a process to fair value the Fund’s interest in such Portfolio Fund independently of the valuation provided by the Portfolio Fund, subject to review by the Board.

In making and reviewing a valuation, the Investment Adviser and the Board, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

9

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;
Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Company's investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

10

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of March 31, 2014.

	Level 1	Level 2	Level 3	Total
Assets:
Buyout/Growth	$-	$-	$3,955,826	$3,955,826
Special Situations	-	-	2,813,939	2,813,939
Venture Capital	-	-	238,702	238,702
Totals	$-	$-	$7,008,467	$7,008,467

Valuation Process for Level 3 Fair Value Measurements

The Company generally uses the valuation reported by a Portfolio Fund as its valuation of such Portfolio Fund; however, adjustments to the reported valuation may be made in certain circumstances where such use is not applicable or inappropriate. In making a valuation determination, the Investment Adviser considers various factors, including, but not limited to, the Portfolio Fund’s valuation policies and practices, the Portfolio Fund’s investment portfolio or other assets and liabilities, the pricing of new rounds of financing by the underlying investments in the Portfolio Fund, any relevant operational or non-investment issues that may affect the Portfolio Fund, and the valuation of the same investments held by other Portfolio Funds. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Portfolio Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Portfolio Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Portfolio Funds. The Board reviews investment transactions and monitors performance of the managers of the Portfolio Funds. The fair value recommendations of the Investment Adviser are reviewed and ratified by the Board on a quarterly basis.

Significant Unobservable Inputs

As of March 31, 2014, the Company had investments in Portfolio Funds valued at $7,008,467. The fair value of investments valued at $6,176,339 in the Company's Schedule of Investments has been valued at the unadjusted net asset value reported by the managers of the Portfolio Funds. The fair value of investments valued at $832,128 in the Company’s Schedule of Investments has been valued at the March 31, 2014, purchase price of the Portfolio Funds.

11

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

The following table includes a rollforward of the amounts for the period October 25, 2013 (commencement of operations) through March 31, 2014 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

		Special	Venture
	Buyout/Growth	Situations	Capital	Total
Balance as of October 25, 2013	$-	$-	$-	$-
Net change in unrealized appreciation on investments	1,209,530	551,489	(1,298)	1,759,721
Net realized gain on investments	-	-	-	-
Contributions	3,535,492	2,262,450	240,000	6,037,942
Distributions	(789,196)	-	-	(789,196)
Balance as of March 31, 2014	$3,955,826	$2,813,939	$238,702	$7,008,467

The net change in unrealized appreciation (depreciation) relating to Level 3 investments still held as of the reporting date is $1,759,721.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended March 31, 2014.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations under Net Realized and Change in Unrealized Gain on Investments.

Investments in the Portfolio Funds are closed investment vehicles, which provide no liquidity of redemption option and are not readily marketable. Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Portfolio Funds as of March 31, 2014 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At March 31, 2014, the Company did not hold any cash equivalents. UMB Bank N.A. serves as the Company’s custodian.

E. Offering Costs

Offering Costs are costs incidental to the issuing and marketing of interests in a company and are non-recurring in nature. As the Company has a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of March 31, 2014, offering costs of $9,280 are included in the Statement of Operations.

12

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

F. Organization Fees

The Company incurred and expensed $177,652 in organizational expenses for the period from October 25, 2013 (commencement of operations) to March 31, 2014.

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

H. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company will recognize within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation (depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

I. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of March 31, 2014, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 (where available) as of December 31, 2013, and after adjustment for purchases and sales between December 31, 2013 and March 31, 2014, the estimated cost of the Portfolio Funds at March 31, 2014, for federal income tax purposes aggregated $5,248,746. The net unrealized appreciation for federal income tax purposes was estimated to be $1,759,721. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $1,795,488 and $35,767, respectively.

13

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2013 forward (with limited exceptions). FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the Company’s tax positions for the open tax period and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the Company did not incur any interest or penalties.

J. Contribution Policy

Capital contributions shall be credited to Members’ capital accounts and units shall be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the period from October 25, 2013 (commencement of operations) through March 31, 2014, the Company issued 6,732.89 units.

K. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

L. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

M. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Financial Highlights.

14

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

N. Company Expenses

The Company bears certain expenses not otherwise borne by the Investment Adviser, including, but not limited to, all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Fund managers, all costs and expenses directly related to portfolio transactions and positions for the Company’s account such as direct and indirect expenses associated with the Company’s investments and prospective investments, including all costs and expenses incurred in connection with its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Company; audit and tax preparation fees and expenses; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Advisory Fee payable to the Investment Adviser; fees and travel-related expenses of the Board who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

3. Advisory Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. The Advisory Fee will not exceed 1.0% of total commitments from Members. For the period October 25, 2013 (commencement of operations) to March 31, 2014, the Company incurred Advisory Fees totaling $48,715.

Certain general and administrative expenses, such as occupancy and personnel costs are borne by Bank of America or other affiliates and are not reflected in these financial statements.

15

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), formerly known as J.D. Clark & Company, a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets subject to a minimum quarterly fee. For the period from October 25, 2013 (commencement of operations) to March 31, 2014, the Company incurred administration fees totaling $32,500.

The Board is made up of five managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the period October 25, 2013 (commencement of operations) to March 31, 2014, the Company incurred $150,000 in directors’ fees.

4. Capital Commitments from Members

At March 31, 2014, capital commitments from Members totaled $71,729,292. Capital contributions received by the Company with regard to satisfying Member commitments totaled $8,069,546, which represents approximately 11.25% of committed capital at March 31, 2014.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of March 31, 2014, the Company had total capital commitments of $26,093,135 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $20,353,809, as listed below:

Assets:	Unfunded Commitment
Buyout/Growth	$7,563,920
Special Situations	8,529,889
Venture Capital	4,260,000
Total	$20,353,809

16

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Platinum Equity Capital Partners III, L.P. represents 20.45% of Members’ Equity – Net Assets of the Company. The objective of Platinum Equity Capital Partners III, L.P. is to make private investments in equity, equity-oriented or debt securities which offer equity-like returns of underperforming companies to generate capital appreciation for their partners.

Questor Partners Fund II, L.P. represents 15.17% of Members’ Equity – Net Assets of the Company. Questor Partners Fund II, L.P. was organized for the purpose of investing capital in, and applying turnaround, bankruptcy and management expertise to, underperforming, troubled and distressed companies and special situations.

Walton Street Real Estate Fund VII, L.P. represents 14.81% of Members’ Equity – Net Assets of the Company. The objective of Walton Street Real Estate Fund VII, L.P. is to employ a diversified investment approach to generate attractive, risk-adjusted return.

Levine Leichtman Capital Partners II, L.P. represents 12.77% of Members’ Equity – Net Assets of the Company. The objective of Levine Leichtman Capital Partners II, L.P. is to seek out opportunities to invest in the securities of middle market companies located in the western region of the United States.

Fenway Partners Capital Fund II, L.P. represents 8.74% of Members’ Equity – Net Assets of the Company. The objective of Fenway Partners Capital Fund II, L.P. is to make investments in capital stock and other interests in business organizations with the principal objective of appreciation of invested capital.

Included within the underlying investment portfolio of these Portfolio Funds are five investments that represent 5% or more of the net assets of the Company.

Polar Group Holdings Company, LLC, is held in Questor Partners Fund II, L.P. at March 31, 2014 and represents approximately 15.06% of the net assets of the Company. The Company’s share of fair value of this investment at March 31, 2014 is $1,410,265.

InterDent, Inc., is held in Levine Leichtman Capital Partners II, L.P. at March 31, 2014 and represents approximately 9.96% of the net assets of the Company. The Company’s share of fair value of this investment at March 31, 2014 is $932,488.

17

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

Milestone Portfolio, is held in Walton Street Real Estate Fund VII, L.P. at March 31, 2014 and represents approximately 5.56% of the net assets of the Company. The Company’s share of fair value of this investment at March 31, 2014 is $520,741.

Easton-Bell Sports, Inc., is held in Fenway Partners Capital Fund II, L.P. at March 31, 2014 and represents approximately 5.27% of the net assets of the Company. The Company’s share of fair value of this investment at March 31, 2014 is $493,308.

BWAY Corporation, is held in Platinum Equity Capital Partners III, L.P. at March 31, 2014 and represents approximately 5.01% of the net assets of the Company. The Company’s share of fair value of this investment at March 31, 2014 is $469,171.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

18

Excelsior Private Markets Fund III (Master), LLC

Notes to the Financial Statements

March 31, 2014

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

On April 1, 2014, there were subsequent closings for $5,666,667 in partners' commitments. For investors that participated in the April 1, 2014 closing, a capital call of 11.25% of capital commitments was made on May 13, 2014.

The Company has evaluated all events subsequent to the balance sheet date of March 31, 2014, through the date these financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

19

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Excelsior Private Markets Fund III (Master), LLC:

In our opinion, the accompanying statement of assets, liabilities and members’ equity – net assets, including the schedule of investments, and the related statements of operations and of changes in members’ equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Private Markets Fund III (Master), LLC (the "Company") at March 31, 2014, the results of its operations and its cash flows, the changes in its members’ equity - net assets and the financial highlights for the period October 25, 2013 (commencement of operations) through March 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2014 by correspondence with the underlying portfolio funds, provides a reasonable basis for our opinion.

May 30, 2014

20

Excelsior Private Markets Fund III (Master), LLC

Supplemental Proxy Information (Unaudited)

March 31, 2014

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the year ended March 31, 2014.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company toll-free at 866-637-2587.

21

Excelsior Private Markets Fund III (Master), LLC

Board of Managers of the Company (Unaudited)

March 31, 2014

Information pertaining to the Board of Managers of the Company is set forth below.

				Number of
	Position(s)	Term of Office		Portfolios in Fund
	Held with the	and Length of	Principal Occupation During Past Five Years and Other	Complex Overseen
Name, Address and Age	Company	Time Served	Directorships Held	by Manager

		Disinterested Managers

Alan Brott c/o Excelsior Private Markets Fund III (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009

Consultant (since 10/91); Associate Professor, Columbia

University (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, and Grosvenor Registered Multi-Strategy Fund (W), LLC, and a director of Stone Harbor Investment Funds (5 funds), Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

				7

John C. Hover II c/o Excelsior Private Markets Fund III (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi- Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Tw eedy, Brow ne Fund, Inc.	8

Victor F. Imbimbo, Jr. c/o Excelsior Private Markets Fund III (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000	President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, w here he directed consumer marketing program development for healthcare companies primarily w ithin the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi- Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.	8

22

Excelsior Private Markets Fund III (Master), LLC

Board of Managers of the Company (Unaudited)

March 31, 2014

Information pertaining to the Board of Managers of the Company is set forth below.

				Number of
	Position(s)	Term of Office		Portfolios in Fund
	Held with the	and Length of	Principal Occupation During Past Five Years and Other	Complex Overseen
Name, Address and Age	Company	Time Served	Directorships Held	by Manager

Disinterested Managers

Stephen V. Murphy c/o Excelsior Private Markets Fund III (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (TI), LLC, Excelsior Private Markets Fund III (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bow ne & Co., Inc. (1/06 to 11/10).	8

Thomas G. Yellin c/o Excelsior Private Markets Fund III (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC New s (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, and Grosvenor Registered Multi-Strategy Fund (W), LLC.	7

23

Excelsior Private Markets Fund III (Master), LLC

Officers of the Fund (Unaudited)

March 31, 2014

Information pertaining to the Officers of the Company is set forth below.

Num ber of
	Position(s)	Term of Office		Portfolios in Fund
	Held with the	and Length of		Complex Overseen
Name, Address and Age	Company	Time Served	Principal Occupation During Past Five Years	by Manager

Officers who are not Managers

James D. Bow den Merrill Lynch Alternative Investments, LLC 100 Federal Street Boston, MA 02110 (Born 1953)	Chief Executive Officer and President	Term — Indefinite; Length — since inception	Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments, LLC (12/13 to present); Executive Vice President, Bank of America Capital Advisors, LLC (1998 to 12/13).	N/A

Steven L. Suss Merrill Lynch Alternative Investments, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term — Indefinite; Length — since inception	Managing Director, Bank of America (7/07 to present); Manager and Vice President, Merrill Lynch Alternative Investments, LLC (05/12 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to 12/13); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.	N/A

Mathew J. Ahern Merrill Lynch Alternative Investments, LLC 100 Federal Street Boston, MA 02110 (Born 1967)	Senior Vice President	Term — Indefinite; Length — since inception	Senior Vice President and Director, Bank of America; Vice President, Merrill Lynch Alternative Investments, LLC (12/13 to present); Senior Vice President, Bank of America Capital Advisors, LLC (12/02 to 12/13).	N/A

Marina Belaya 758 State Route 15 South, Lake Hopatcong, NJ 07849 (Born 1967)	Secretary	Term — Indefinite; Length — since inception	Assistant General Counsel, Bank of America (7/07 to present).	N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term — Indefinite; Length — since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present).	N/A

All Officers of the Company are employees and/or officers of the Investment Adviser. Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

24

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2014, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Managers of the Registrant has determined that Stephen V. Murphy possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2014 was $4,455.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last fiscal year.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) Not applicable

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to:

(i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2014, were $0 and $0, respectively.

(h) The Registrant's audit committee of the board of directors has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of March 31, 2014:

Matthew J. Ahern and James D. Bowden (collectively, the “Portfolio Management Team”) are responsible for the day-to-day management of the Registrant’s portfolio, subject to such policies as may be adopted by the Board. All members of the Portfolio Management Team must agree on the investment decision in order for a Portfolio Fund to be added to the Registrant’s portfolio.

Messrs. Ahern and Bowden, whose biographies are listed below, are supported by a team of associates and analysts.

Matthew J. Ahern, Director and Senior Vice President of the Investment Adviser. Mr. Ahern joined the Investment Adviser in 2004 via Fleet Bank’s Private Equity Portfolio (“PEP”) Funds group, which he joined in 2002. His responsibilities include evaluating potential private equity fund investments, documenting and closing new investments, and actively managing numerous Investment Adviser relationships for the benefit of third party investors. Mr. Ahern also has a leading role in assessing the performance, and providing key analysis regarding the Investment Adviser’s current and prospective underlying funds and direct investments. Prior to joining Fleet Bank, Mr. Ahern was a Director of Capitalyst Ventures, a seed stage venture capital fund with offices in Boston and Washington D.C., where he led the firm’s investment strategy efforts and was a member of the investment committee. Prior to launching that firm, he spent a year as a Financial Analyst in an M.B.A. private equity training program at HarbourVest Partners, an international private equity fund of funds group. Mr. Ahern holds a B.A. from Boston University and an M.B.A. in Entrepreneurship and Finance from Babson College, summa cum laude.

James D. Bowden, Managing Director and Senior Vice President of the Investment Adviser. Mr. Bowden has been involved with the private equity industry for the last thirteen years. He joined the Investment Adviser in 1998 to form the group and to manage Bank of America’s private equity fund of funds business. In that capacity he has acted as the primary investment strategist for various private placement offerings and client advisory activities associated with the private equity asset class. He has led private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the business. He is a frequent speaker before private equity industry groups and asset management organizations concerning issues associated with investing in private equity, and is a member of the Advisory Board of Private Equity Center of the American Graduate School of International Management. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. From 1993 to 1998, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. He continued in that capacity after Continental Bank merged with Bank of America, until he joined the Investment Adviser. From 1988 to 1993, Mr. Bowden was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds. His career focused on commercial lending and problem loan workouts prior to joining Coopers & Lybrand, with work at Continental Bank from 1985 to 1988, Citicorp from 1980 to 1985 and American National Bank of Chicago from 1977 to 1980. He received his MBA and BBA degrees from the University of Michigan in 1977 and 1975, respectively. Mr. Bowden is a Certified Public Accountant.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2014:

The following tables set forth information about funds and accounts other than the Registrant for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2014, unless indicated otherwise.

Matthew J. Ahern

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
4	$460,232,111	21	1,846,179,688	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
3	$312,627,111	14	$1,369,797,188	0	N/A

James D. Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
2	$248,612,111	20	$1,809,744,688	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
2	$248,612,111	13	$1,333,362,188	0	N/A

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2014:

Each member of the Portfolio Management Team is a senior executive from business units within Global Wealth Investment Management. As such, the compensation packages for the members on the Portfolio Management Team are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation and the Registrant's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Each Portfolio Management Team member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Registrant or any other portfolio relative to any benchmark, or to the size of the Registrant. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

There are no pre-set allocations regarding the split between salary and bonus.

(a)(4) As of March 31, 2014, no Portfolio Management Team member owned any Interests in the registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the registrant’s board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics (see Exhibit 1)

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Private Markets Fund III (TE), LLC

By (Signature and Title) /s/ James D. Bowden

James D. Bowden, Principal Executive Officer

Date June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James D. Bowden

James D. Bowden, Principal Executive Officer

Date June 9, 2014

By (Signature and Title) /s/ Steven L. Suss

Steven L. Suss, Principal Financial Officer

Date June 9, 2014